Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Domestic [Member]
Maturities of time deposits:
Due in one year or less	¥ 34,905,906
Due after one year through two years	4,957,492
Due after two years through three years	3,103,698
Due after three years through four years	657,641
Due after four years through five years	590,870
Due after five years	840,071
Total	45,055,678
Foreign [Member]
Maturities of time deposits:
Due in one year or less	21,978,687
Due after one year through two years	572,306
Due after two years through three years	251,116
Due after three years through four years	108,218
Due after four years through five years	121,550
Due after five years	31,462
Total	¥ 23,063,339